Intangible assets, net - Future Amortization Expenses (Detail) € in Millions	Dec. 31, 2020 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	€ 129.9
2022	129.4
2023	122.3
2024	113.0
2025	107.8
Thereafter	446.5
Amortization expenses	€ 1,048.9